Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 14. FAIR VALUE MEASUREMENTS

The Company has no assets that are measured at fair value on a recurring basis as of March 31, 2024 and December 31, 2023. There were no assets or liabilities measured at fair value on a non-recurring basis during the three months ended March 31, 2024. Liabilities measured at fair value on a recurring basis as of March 31, 2024, are summarized as follows:

in thousands	Level	March 31, 2024	December 31, 2023
Derivative liability – fair value of beneficial conversion feature	3	$190	$37
Warrant liability	2	33,316	268
Total		$33,506	$305

The following table details the roll-forward of the Level 3 liabilities during the year ended March 31, 2024:

in thousands	Derivative liability
Balance at December 31, 2023	$(37)
Change in fair value of derivative liability and warrant liability	(153)
Balance at March 31, 2024	$(190)

As of March 31, 2024, the beneficial conversion feature within the Yorkville SEPA is treated as an embedded derivative liability and changes in the fair value were recognized in the change in fair value of warrant and derivative liabilities in the condensed consolidated statements of operations. The embedded derivative liability is valued at each of the reporting period; the following table details the significant market-based inputs:

in thousands	March 31, 2024	December 31, 2023
Price of Common Stock	$0.685	$2.27
Volatility	35%	40%
Market Risk Spread	11.69%	12.37%
Expected Term (in years)	1.50	1.25

Note 14. FAIR VALUE MEASUREMENTS

The Company has no assets that are measured at fair value on a recurring basis as of December 31, 2023 and 2022. There were no assets or liabilities measured at fair value on a non-recurring basis during the years ended December 31, 2023 and 2022. Liabilities measured at fair value on a recurring basis as of December 31, 2023, are summarized as follows:

in thousands	Level 1	Level 2	Level 3	Total
Derivative liability related to fair value of beneficial conversion feature	$—	$—	$37	$37
Total	$—	$—	$37	$37

The following table details the roll-forward of the Level 3 liabilities during the year ended December 31, 2023:

in thousands	Total
Balance at January 1, 2023	$—
Fair value of derivative liability at issuance	(14)
Change in fair value of derivative liabilities	(23)
Balance at December 31, 2023	$(37)

As of December 31, 2023, the beneficial conversion feature within the Yorkville SEPA is treated as an embedded derivative liability and changes in the fair value were recognized in the change in fair value of warrant and derivative liabilities in the consolidated statements of operations. The embedded derivative liability was valued at each of the respective issuance dates (November 15, 2023 and December 11, 2023) and at year-end using the following market based inputs:

in thousands	At Issuance	December 31, 2023
Price of Common Stock	$2.48 - $6.83	$2.27
Volatility	30% - 40%	40%
Market Risk Spread:	12.60% - 12.82%	12.37%
Expected Term (in years)	1.31 - 1.38	1.25